Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Reclassification (related to the restated segment information of prior year)

During the year ended March 31, 2026, the Company modified the information that chief operating decision maker, who was also Chief Executive Officer, regularly reviewed for purposes of allocating resources and assessing performance, prompting a change in management, operating segments, and reporting units. As a result, beginning in the year ended March 31, 2026, the Company report financial performance based on new business segments described in Note 3 – Segment Information. The Company has recast historically presented comparative segment information to conform to the way the Company internally manage and monitor segment performance as of and for the year ended March 31, 2026. This change primarily impacted Note 17 - Revenue Recognition, with no impact on total revenue presented in the consolidated statements of loss.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for expected credit losses, impairment for goodwill, investment in an associate, long-term investments and intangible assets. Actual results could vary from the estimates and assumptions that were used.

Foreign currency translation and transaction and convenience translation

The accompanying audited consolidated financial statements are presented in United States dollars (“US$” or “$”). The functional currency of the Company is $ and the functional currency of the Company’s subsidiaries is the Hong Kong Dollars (“HKD”). The Company’s assets and liabilities are translated into $ from HKD at year-end exchange rates. Its revenues and expenses are translated at the average exchange rate during the year. Capital accounts are translated at their historical exchange rates when the capital transactions occurred.

	As of March 31,
	2026	2025
Year-end spot rate	7.8055	7.7787

	For the years ended March 31,
	2026	2025	2024
Average rate	7.7761	7.7917	7.8243

Warrant

The Company assessed the classification of warrant issued in accordance with ASC 480 and ASC 815. The Company determines that the warrant issued should be classified as equity. The warrants are recorded at fair value on the grant date and no changes in fair value are recognized after the issuance date.

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Based on the short-term nature of cash and cash equivalents, cash segregated for regulatory purpose, receivables from customers, brokers-dealers and clearing organizations, other current assets, loan receivables, amount due to directors, amounts due from (to) related parties, payables to customers, other borrowings, payables to AI cloud service providers, accruals and other current liabilities has determined that the carrying value approximates their fair values. The carrying amounts of operating lease liabilities approximate their fair values since they bear an interest rate which approximates market interest rates.

Acquisition

(i) Business combination

The Group accounts for acquisitions of entities that include inputs and processes and have the ability to create outputs as business combinations. The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations” (“ASC 805”). Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the business acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as gain on bargain purchase. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the initially recorded balances of assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive loss.

(ii) Business combination under common control

The consolidated financial statements incorporate the financial information of a business that was acquired in the year ended March 31, 2026 from an entity that controls both the Group as well as the acquired business. Under U.S. GAAP this is considered a business combination under common control and the acquiring company’s (the Group’s) prior year financial statements have been adjusted to reflect the acquisition for all periods during which both entities were under common control during which the entities were under common control since July 3, 2025.

Under U.S. GAAP the acquired assets and assumed liabilities have been consolidated in the Group financial statements at the historical basis of the respective account balances.

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Cash and cash equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less. The Company’s cash is held at well capitalized financial institutions, but they are not Federal Deposit Insurance Corporation (“FDIC”) insured. The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Cash segregated for regulatory purpose

The balance of cash segregated for regulatory purpose represents the bank balance that the Company held on behalf of customers. The Company maintains segregated bank accounts with authorized institutions to hold customers’ monies arising from its normal course of business. The Company’s cash segregated for regulatory purpose is held at well capitalized financial institutions, but they are not FDIC insured. The segregated customers account balance is restricted for customer transactions and governed by the Securities and Futures (Client Money) Rule under the Hong Kong Securities and Futures Ordinance. The Company has classified such segregated customers account balances as cash segregated for regulatory purpose and recognized the corresponding accounts payable to the respective customers under the liabilities section. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash segregated for regulatory purpose.

Receivables from customers, broker-dealers and clearing organizations, net

Receivables from customers arise from (i) the business of dealing in investment securities and virtual assets for customers; (ii) investment advisory business; (iii) corporate consultancy business; and (iv) asset management business.

Receivables from broker-dealers and clearing organizations arise from the business of investment securities and virtual assets. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days.

In evaluating the collectability of receivables balances, the Company considers specific evidence including the aging of the receivable, the customers’ payment history, its current creditworthiness, its underlying equity securities secured and current economic trends.

The receivables from customers, broker-dealers and clearing organizations, such as Hong Kong Exchanges and Clearing Limited (“HKEx”), are normally viewed as past due or delinquent based on how recently payments have been received. The Company has contractual rights to receive cash on demand from customers, broker-dealers and clearing organizations. As of March 31, 2026 and 2025, there are receivables from customers past due over 90 days. Management is actively monitoring these receivables and continues to assess their recoverability with reference to customers’ payment history, credit standing, and the status of the underlying securities held. As of March 31, 2026 and 2025, the allowance for expected credit losses on receivables from customers were approximately $929,000 and $501,000, respectively.

As of March 31, 2026 and 2025, no receivables from clearing organizations and broker-dealers are past due or delinquent as the receivables are normally being settled within two days after the trade execution. As of March 31, 2026 and 2025, the Company has evaluated the probable losses on receivables from broker-dealers and clearing organizations are minimal and the allowance for expected credit losses on receivables from broker-dealers and clearing organizations were approximately $13,000 and nil, respectively.

The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. The receivables are written off after all collection efforts have ceased. The receivables from customers related to trading activities are secured in the form of underlying equity securities. The Company is entitled to dispose such collateral held on behalf of the customers for the purpose of settling any liability owed. The Company applies the practical expedient based on collateral maintenance provisions under ASC 326, Financial Instruments – Credit Losses, in estimating an allowance for credit losses for receivables from customers. In accordance with the practical expedient, when the Company reasonably expects that borrowers (or counterparties, as applicable) will replenish the collateral as required, there is no expectation of credit losses when the collateral’s fair value is greater than the amortized cost of the financial asset. If the amortized cost exceeds the fair value of collateral, then credit losses are estimated only on the unsecured portion.

Prepaid expenses and other current assets, net

Prepayments and other current assets consist of cash advanced to suppliers or service providers for purchasing goods or services that have not been received or provided to the Company and prepayments to professional parties and marketing companies. Cash advanced to suppliers or service providers is refundable and bears no interest. Prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and reviewed periodically to determine whether their carrying value has become impaired.

Loan receivables, net

Loan receivables are recognized when the Company, as a lender, provides the loan to borrowers as per the loan agreement. Loan receivables are initially measured at the amount of the loan provided. Subsequent to initial recognition, loan receivables are measured at amortized cost using the effective interest method, which includes the recognition of interest income less any allowance for expected credit losses. The loan receivables was settled during the year ended March 31, 2025.

Refundable deposit

As a clearing member firm of HKEx, the Company is exposed to clearing member credit risk.

HKEx requires member firms to deposit cash to a clearing fund. If a clearing member defaults in its obligations to clearing organizations in an amount larger than its own margin and clearing fund deposits, the shortfall is absorbed pro rata from the deposits of the other clearing members. HKEx has the authority to assess their members for additional funds if the clearing fund is depleted. A large clearing member default could result in a substantial cost if the Company is required to pay such additional funds.

Rental deposits represent security payments made to lessors for the Company’s lease agreements entered. The Company made such security payments upon the commencement of the original lease agreements. The security deposit will be refunded to the Company upon the termination or expiration of the lease agreements as well as the delivery of the vacant leased properties to the lessors by the Company.

Right to receive cryptocurrencies

Right to receive cryptocurrencies represents the cryptocurrencies that the Company invests in cryptocurrency-denominated short-term investments to earn investment income. These short-term investments have flexible terms and therefore can be redeemed at any time. The Company follows the January 2025 updated AICPA’s Practice Aid, Accounting for and Auditing of Digital Assets (“Digital Assets Practice Aid”) and accounts for these cryptocurrency-denominated short-term investments as cryptocurrency lending arrangements since the Company has transferred the present rights to the economic benefits associated with the cryptocurrencies for a different rights to receive cryptocurrencies in the future and the Company cannot sell, pledge, loan, or otherwise use the invested (lent) cryptocurrencies while the investment is outstanding. Upon investing (lending), the Company derecognizes the cryptocurrencies invested (lent) and concurrently recognizes receivables settled in cryptocurrencies which are measured at the fair value.

The arrangements with the counterparties to invest (lend) cryptocurrencies are on an unsecured basis. No collateral is held for the cryptocurrencies invested (lent). The investments are not protected by any deposit insurance scheme and are unsecured, and the Company may lose some or all of the amount deposited in extreme market conditions. Upon withdrawal, the Company receives the same type of cryptocurrency in the same quantity in principal plus additional interest returns. The investments can be withdrawn on demand by the Company and transferred to the Company in real time other than in exceptional circumstances, which may include, without limitation, extreme market volatility, network outages and delays, validator or protocol failure, a significant number of simultaneous redemption requests from other users, or other unanticipated events.

The Company recognizes an allowance for receivables settled in cryptocurrencies using the general expected credit losses model in a manner similar to the model and considerations used for assessing credit losses from financial instruments. Under this model, the Company calculates the allowance for credit losses by considering on a discounted basis, all expected shortfalls which are the difference between the quantity of cryptocurrency due to the Company in accordance with the contract and the quantity of cryptocurrency that the Company expects to receive, in various default scenarios for prescribed future periods and multiplying the shortfalls by the probability of each scenario occurring. The allowance on the financial asset is the sum of these probability-weighted outcomes.

The Company considers both internal and external, and quantitative and qualitative factors when estimating expected credit losses for receivables settled in cryptocurrencies such as the creditworthiness of the counterparty, the results of the historical transactions with the counterparty, the business practices of the counterparty, regulatory developments relating to the industry, liquidity of the underlying cryptocurrency, and the trend of the general economy.

The Company recognizes expected credit losses from receivables settled in cryptocurrencies with a corresponding adjustment to their carrying amount through a loss allowance account. Subsequent recoveries of receivables settled in cryptocurrencies previously written off are recognized as a reversal of impairment in profit or loss in the period in which the recovery occurs.

The Company recognized $74,000, nil and nil of allowance for credit loss against the receivables settled in cryptocurrencies for the years ended March 31, 2026, 2025 and 2024. There were no such investments during the years ended March 31, 2025 and 2024.

Investment in an associate

An associate is an entity over which the Company has significant influence, but not control or joint control, over the financial and operating policies of the entity. Significant influence is presumed to exist when the Company holds 20% or more of the voting power of another entity. The Company accounts for its investment in an associate using the equity method unless the fair value option is elected for an investment and the Company does not elect the fair value option.

On acquisition of the investment, any excess of the cost of the investment over the Company’s share of the net fair value of the investee’s identifiable assets and liabilities represents goodwill and is included in the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Company’s share of the associate’s profit or loss in the period in which the investment is acquired.

Under the equity method, the investment in an associate is carried at cost plus post-acquisition changes in the Company’s share of net assets of the associate. Goodwill relating to the associate is included in the carrying amount of the investment and is not tested for impairment separately.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. At each reporting date, the Company determines whether there is objective evidence that the investment in an associate is impaired. If there is such evidence, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value, and then recognizes the loss within “Share of results of an associate” in the consolidated statements of loss and comprehensive loss..

When the Company ceases to have significant influence over an associate, the use of the equity method is discontinued. The investment is derecognized, and any retained interest is measured at fair value on the date significant influence is lost. The resulting difference between the carrying amount of the equity method investment and the aggregate of the fair value of consideration received and the fair value of any retained interest is recognized in earnings. If the transaction includes deferred or contingent consideration, it is also measured at fair value at the date of derecognition.

Long-term investments, net

In accordance with Financial Accounting Standards Board (“FASB”) ASC 321, “Investment-Equity Securities,” the Company accounts for non-marketable securities on a prospective basis. Equity investments that do not have readily determinable fair values and do not qualify for the net asset value practical expedient are eligible for the measurement alternative.

The Company elected to record equity investments without readily determinable fair values using the measurement alternative at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

Pursuant to ASC 321, for those equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the Company estimates the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss equal to the difference between the carrying value and fair value. For the years ended March 31, 2026, 2025 and 2024, the Company recognized impairment loss of long-term investments of approximately nil, $290,000 and nil, respectively.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property and equipment comprises its purchase price and any directly attributable costs of bringing the item to its present working condition and location for its intended use. Expenditure incurred after the item has been put into operation, such as repairs and maintenance and overhaul costs, is normally charged to the consolidated statements of loss and comprehensive loss in the year in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of the item, the expenditure is capitalized as an additional cost of the item.

Depreciation is provided to write off the cost of items of property and equipment over their estimated useful lives and after taking into account their estimated residual value, using the straight-line method, at the following estimated useful lives:

Furniture and fixtures	5 years
Office equipment	5 years
Computer equipment	3.3 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of loss and comprehensive loss in the year the asset is derecognized.

Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries.

The Company annually, or more frequently if the Company believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Intangible assets, net

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company’s intangible assets consist of the trading platform system and eligibility rights to trade on or through HKEx, as well as the software platforms costs incurred and being capitalized during the current year. The trading platform system is considered by the management as having a finite useful life of two years. Accordingly, the trading platform system is amortized on a straight-line basis over two years. The estimated useful life and amortization method of an intangible asset with finite life is reviewed at the end of each reporting period, with the effect of any changes in estimated being accounted for on a prospective basis. Management has determined that trading rights and the software platforms have indefinite useful lives. These assets are not amortized and tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether an indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended March 31, 2026, 2025 and 2024.

Payables to customers

Payables to customers arise from the business of dealing in investment securities and virtual assets. Payables to customers represent payables related to the Company’s customer trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to cover the positions taken by its customers, clearing house payables due on pending trades and payable on demand, as well as the bank balances held on behalf of customers.

Payables to AI cloud service providers

Payables to AI cloud service providers arise from the business of AI infrastructure services. Payables to AI cloud service providers represent payables related to the Company’s AI infrastructure services costs, which include the service costs paid by the Company as requested by various service vendors.

Accruals and other current liabilities

Accruals and other current liabilities primarily include accrued salary and employee benefits, accrued legal and professional fee and other accrued expenses for the operation in the ordinary course of business.

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter. There were no material commitments or contingencies as of March 31, 2026 and 2025.

Revenue recognition

The Company recognizes revenue in accordance with ASC Topic 606 Revenue from Contracts with Customers. Revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer

2)	Identify the performance obligations in the contract

3)	Determine the transaction price

4)	Allocate the transaction price

5)	Recognize revenue when or as the entity satisfies a performance obligation.

The Company currently generates its revenue from the following main sources:

(a) Interest income

The Company earns interest income primarily from its rolling cash balance accounts or IPO financing offered by the Company to customers in relation to the securities brokerage services. Revenue is recognized over the period that the rolling cash balance account or IPO financing are outstanding. The Company offers rolling cash balance account or IPO financing to individual customers as a principal. Interest income is directly charged at fixed percentage over the financing amount from the customer’s account when customers repay the balance account or principal amount of IPO financing. The transaction price is a variable consideration as the price is determined to be a fixed percentage of the transaction amount.

(b) Tokenization service fee

The Company provides real-world-assets (“RWA”) tokenization project-based services to clients who want to engage in web3 activities and trading of tokenized products on chains, which contains one performance obligation to have the contract price to allocate. The service components are not distinct as they cannot benefit the customers without each other. Revenue is recognized over time. The Company acts as a principal by deploying in-house IT personnel and technical support to enable the provision of such tokenization services, together with the inputs from sales team and support team to fulfill the demand of the clients, in which the Company has control over the specified service before that service is transferred to a customer. The Company granted credit period for customers. The credit period is normally 90 days. There is no right of return for the services.

(c) Transaction service fee

(i) Wealth management services

Revenue from wealth management services is primarily derived from securities brokerage commission and handling income and investment advisory income.

Securities brokerage commission income generated by provision of securities brokerage services of executing trades to customers, who are individual customers or brokers, and is recognized at a point in time (trade date) when the performance obligation has been satisfied by the completion of trades and the risks and rewards of ownership have been transferred to/from the customer. The Company acts as an agent. The transaction price is a variable consideration as the price is determined by a fixed percentage of transaction amounts. Commission fees are directly charged from the customer’s account when the transactions are executed.

Handling income generated from providing services such as settlement (clearing) of securities, new share subscription services in relation to IPOs and dividend collection, to individual customers or brokers. Securities settlement service income is recognized at a point in time when the transactions are completed. The transaction price is a variable consideration as the price is determined to be a fixed percentage of the transaction amount. New share subscription handling income is recognized at the time when the performance obligation has been satisfied by successfully submitting the IPO subscription to banks on behalf of customers. New share subscription handling income is fixed per IPO subscription order and no variable consideration in the transaction. Dividend collection handling income is recognized at the time when the performance obligation has been satisfied by receiving dividends by the Company on behalf of customers. When the Company receives the cash dividend distributed by the stocks on behalf of customers, the net dividend will be distributed and deposited into the account of the customers, after deducting the dividend collection handling fees. Dividend collection handling income is charged at a fixed percentage of dividend collected and therefore the transaction price is a variable consideration as the price is determined to be a fixed percentage of dividend amount. The Company acts as an agent and handling income is directly charged from the customer’s account when the transactions are executed.

(ii) Virtual assets services

The Company provides virtual asset trading services by executing buy and sell orders for digital assets (e.g., Bitcoin, Ethereum) to both individual and institutional customers. The Company’s performance obligation is fulfilled when it completes each trade order, transferring control of the virtual asset to or from the customer. Revenue is recognized at a point in time on the trade date, as this is when the Company has satisfied its distinct performance obligation by executing the trade. The Company acts as an agent as the risks and rewards remain with the customer. Transaction fees for trading are variable and based on a fixed percentage of the transaction amount. Fees are charged directly to the customer’s account upon execution of each trade.

The Company acts as a participating dealer for certain virtual asset spot ETFs, each in-kind or in-cash subscription or redemption represents a distinct performance obligation, fulfilled when the subscription or redemption process is completed. Revenue is recognized at a point in time, specifically upon the completion of each subscription or redemption transaction. The Company acts as an agent in these transactions, arranging the exchange on behalf of the client and ETF providers. Fees for subscription and redemption services are considered variable and are calculated as a fixed percentage of the transaction amount. Fees are charged directly to the customer’s account upon completion of each transaction.

(iii) Referral income

Referral income generated by provision of referral services by acting as agent to corporate customers or brokers. The Company refers investors to corporate customers or brokers and earns referral income. The Company enters into a distinct referral agreement with corporate customers or brokers for the provision of referral services. The referral service is distinct and is identified as one performance obligation. The transaction price is a variable consideration as the consideration is determined to be a fixed percentage of subscription amount in the transaction, either IPO or fund raised in other fundraising activities. Revenue from providing referral services to customers is recognized at a point in time when the transaction and the performance is completed, which is generally at the completion of an IPO or fundraising activities. Referral income of approximately $490,000 was recognized during the year ended March 31, 2026. Nil referral services has been provided during the year ended March 31, 2025.

(d) Asset management services

Revenue from asset management is primarily in connection with (i) services as an investment manager or an advisor from funds or investments; and (ii) fund subscription services to customers. The Company rendered management services to individual customers as a principal, which are recorded over the period of service provided. Asset management service fee is charged by the Company to funds monthly and collected directly out of custodial accounts. The Company acts as a principal to provide asset management services directly to individual customers. The services include market research, asset allocation, equity selection, regular portfolio oversight, risk reassessment and rebalancing as needed. The Company charges customers management fees at a fixed percentage of asset value under management in accordance with the agreement. The fee is due and paid within the specified terms of payment. The transaction price is a variable consideration as the price is determined to be a fixed percentage of asset value.

Performance fees are accounted for when the return on assets under management, over a given period established in each fund’s private memorandum, exceeds certain return benchmarks or other performance benchmarks, depending on each fund’s private memorandum. Performance fees are calculated on an annual basis. Performance fees are a form of variable consideration. The Company recognizes these fees when the associated performance obligations are satisfied, the related uncertainties are resolved, the likelihood of a claw-back or reversal is improbable and the likely amount of the transaction prices can be estimated without significant chance of reversal, indicating high probability of economic benefits and cash inflow to the Company.

Subscription fees charged to fund subscriber for subscription of funds are recognized at a point in time when participating share is successfully subscribed. The Company acts as an agent between funds and fund subscribers to provide fund subscription services and charges a fund subscription fee at a fixed rate with reference to the size of the subscription amount to fund subscribers through funds when the subscription of funds is completed, and typically due in no more than 30 days from invoicing. The transaction price is a variable consideration as the price is determined to be a fixed percentage of the transaction amount.

(e) Consultancy service fee

(i) Corporate finance services

Revenue from corporate finance services is generated through corporate consultancy service income and company secretarial services income.

Corporate consultancy income generated by acting as advisers to customers, including but not limited to listed companies or companies planning for IPO, advising on the terms and structures of the proposed corporate transactions, or the relevant implications and compliance matters under the Hong Kong regulatory framework for listed companies; market research, strategic analysis, and other advisory services to support customers in developing new business areas or enhancing existing operations, in return for consultancy service income.

The Company enters into a distinct contract with its customers for the provision of corporate consultancy services. The scope of work under consultancy services can vary from project to project. For projects involve multiple tasks which are separable or distinct as the Company’s customers can benefit from each standalone task, the entire transaction prices of consultancy services are generally allocated to each separatable and identifiable service component. For projects involve a series of tasks which are interrelated and are not separable or distinct as the Company’s customers cannot benefit from any standalone task, the entire transaction prices of consultancy services are generally allocated to a single performance obligation.

The transaction price might be variable even when the stated price in the contract is fixed because the Company may be entitled to upfront payment only when the contract is lapsed before completion of consultancy services. Payment is typically made in installments, with an upfront payment received upon signing the contract and subsequent payments made based on the completion of specific service stages as outlined in the contract between the Company and the customer. The transaction price and payment terms are stated in the contract for each individual engagement.

Corporate consultancy service income received from customers is non-refundable, and the Company is entitled to receive upfront payment upon signing the contract. Revenue from upfront payment and other installments is recognized based on the point in time either (a) when the deliverables, in the form of reports are delivered based on the specific terms of the contract; or (b) lapse of the consultancy service contract.

(ii) Company secretarial services income

Company secretarial services income is generated by acting as a company secretarial service provider to customers, including support for statutory compliance and corporate structuring. The Company acts as an agent and recognizes revenue on a net basis, representing only the fee earned. Revenue is recognized at the point in time when the Company’s facilitation obligation is fulfilled.

There were no contract asset and contract liability balances as of March 31, 2026 and 2025.

(iii) Investment advisory services

Investment advisory income is recognized when the relevant advice has been provided or the relevant services have been rendered. The Company enters into a distinct contract with its customers as a principal for the provision of investment advisory services. The Company provides customers with global economic information, industry analysis, investment recommendations and portfolio allocation strategies. The Company concludes that each monthly investment advisory service is both (1) distinct and (2) it meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the customers is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Company concludes that the monthly investment advisory services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. There is no variable consideration in the transaction price. Accordingly, based on the output methods, the Company recognizes revenues from investment advisory services on a monthly basis when it satisfies its performance obligations throughout the contract terms. The Company issues invoices to customers quarterly and the contractual payment terms are typically due no more than 30 days from invoicing.

(f) AI Infrastructure service fee

The Company operates an integrated service model that provides enterprise customers with end-to-end cloud and digital application solutions. The Company acts as a total solution partner which spans initial assessment, solution design, cloud deployment, application implementation, and continuous post-launch support.

The Company acts as a principal to work with certain suppliers which provide access to cloud services, containing one performance obligation to have the contract price to allocate. The service components are not distinct as they cannot benefit the customers without each other. Revenue is recognized over time. To have the necessary infrastructure to enable the provision of such integrated services, together with the inputs from IT personnels and sales team to fulfill the demand of the clients, in which the Company has control over the specified service before that service is transferred to a customer. The Company granted credit period for customers. The credit period is normally 90 days. There is no right of return for the services.

Other income

Interest income is mainly generated from loan to third party, savings and time deposits which are less than one year, and is recognized on an accrual basis using the effective interest method. Interest income receives from banks on a monthly basis.

Government subsidies

Government subsidies are recognized as income over periods necessary to match them with the related costs they are intended to compensate, on a systematic basis when there is reasonable assurance that the Company will comply with the conditions attaching of them, such as the Company is required to stay in the same level of employment, are fulfilled and the subsidies will be received. A government subsidy that becomes receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company, with no future related costs or obligations, is recognized as income of the period in which it becomes receivable.

During the years ended March 31, 2026, 2025 and 2024, the Company recognized government subsidies of nil, nil, and approximately $3,000, respectively, in other income.

Commission and handling expenses

Commission and handling expenses for executing and/or clearing transactions are accrued on a trade-date basis and are expensed as incurred.

General and administrative expenses

General and administrative expenses mainly consist of, lease expense, office supplies and upkeep expenses, and other miscellaneous administrative expenses.

Leasing

The Company is a lessee of non-cancellable operating leases for offices. The Company determines if an arrangement is a lease at inception. Right-of-use assets (“ROU”) and lease liabilities are recognized at the present value of the future lease payments at the lease’s commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and lease liabilities.

The Company recognizes the lease payments in the consolidated operations and comprehensive loss on a straight-line basis over the lease terms and variable lease payments in the periods in which the obligations for those payments are incurred, if any. The lease payments under the lease arrangements are fixed.

The Company did not adopt the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management, utilities and property tax. It separates the non-lease components from the lease components to which they relate.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended March 31, 2026, 2025 and 2024, the Company did not have any impairment loss against its operating lease right-of-use assets.

Employee benefits

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes regular contributions of 5% of the employee’s relevant income to the MPF scheme, subject to a maximum of HKD1,500 per month. Contributions to the plan vest immediately. The Company recorded MPF expenses of approximately $139,000, $59,000 and $38,000 for the years ended March 31, 2026, 2025 and 2024, respectively.

For the Company’s subsidiaries operating in Hong Kong, pursuant to the Employment Ordinance, Chapter 57, the Group has the obligation to pay Long Service Payment (“LSP”) to qualifying employees in Hong Kong under certain circumstances (e.g. dismissal by employers or upon retirement), subject to a minimum of 5 years employment period, based on certain formula. Furthermore, the Mandatory Provident Fund Schemes Ordinance passed in 1995 permits the Company to utilize the Group’s mandatory MPF contributions, plus/minus any positive/negative returns thereof, for the purpose of offsetting LSP payable to an employee (the “Offsetting Arrangement’).

The Amendment Ordinance was gazetted on June 17, 2022, which abolishes the use of the accrued benefits derived from employers’ mandatory MPF contributions to offset the LSP. The Abolition will officially take effect on the Transition Date (i.e. May 1, 2025). Separately, the Government of the HKSAR is also expected to introduce a subsidy scheme to assist employers for a period of 25 years after the Transition Date on the LSP payable by employers up to a certain amount per employee per year. Under the Amendment Ordinance, the accrued benefits derived from the Group’s Enhanced MPF Scheme, minus the mandatory contributions, made pre–, on or post-transition can continue to be used to offset pre- and post-transition LSP. The impact from the Amendment Ordinance on the Company’s LSP liability is considered insignificant.

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. For the years ended March 31, 2026, 2025 and 2024, there were temporary differences of nil, nil, and approximately $9,000, respectively. As of March 31, 2026 and 2025, no deferred tax asset or liability recognized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended March 31, 2026, 2025 and 2024.

Loss per share

The Company computes net loss per share in accordance with ASC 260, “Earnings per Share”. ASC 260 requires presentation of both basic and diluted net loss per share (“EPS”) on the face of the consolidated statements of loss and comprehensive loss. Basic EPS is computed by dividing income available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of warrants, options, and restricted stock units.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were excluded from the diluted weighted average number of ordinary shares in the calculation because their affect would have been anti-dilutive for the years ended March 31, 2026, 2025 and 2024.

Share based compensations

The Company follows the provisions of ASC 718, “Compensation - Stock Compensation,” which establishes the accounting for share-based awards to employee, director and service providers. For these share-based awards, share based compensations is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company adopted this update beginning April 1, 2025 and the adoption of ASU 2023-09 does not have a material impact on its consolidated financial statements and disclosures.

Recently adopted accounting standards

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

New accounting standards not yet adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires incremental disclosures about specific expense categories, including but not limited to, purchases of inventory, employee compensation, depreciation, amortization and selling expenses. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and the amendments may be applied either prospectively or retrospectively. Management is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments–Credit Losses– Measurement of Credit Losses for Accounts Receivable and Contract Assets (Topic 326), which added a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset when estimating expected credit losses for current accounts receivable and current contract assets. The guidance is effective for annual periods beginning after December 15, 2025. The Company is evaluating the impact of the adoption of this update on the consolidated financial statements.

In September 2025, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2025-06, amending the accounting for costs related to internal-use software. The ASU removes reference to software development project stages. Additionally, the ASU requires capitalization of software costs to begin when management has authorized and committed to funding the software and it is probable that the project will be completed and the software will be used to perform the function intended. The requirements of the new standard are effective for annual periods beginning after December 15, 2027, and interim periods within those annual periods. Early adoption is permitted and the amendments may be applied on a prospective, retrospective, or modified basis. The Company is in the process of analyzing the impact on our results of operations and financial position.”

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years with early adoption permitted. The Company is assessing the effect of this update on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheet, statements of loss and comprehensive loss and statements of cash flows.